Supplementary Cash Flow Information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Extinguishment of Debt [Line Items]
Right-of-Use Asset Obtained in Exchange for Finance Lease Liability	$ 211,600
Cash and cash equivalents	235,199	$ 454,933	$ 424,169	$ 445,452
Restricted cash – current (note 18)	50,798	55,466	40,493	38,179
Restricted cash – non-current (note 18)	36,886	34,627	40,977	68,543
Cash, cash equivalents, restricted cash and restricted cash equivalents	322,883	545,026	$ 505,639	$ 552,174
Toledo Spirit [Member] | Obligations [Member]
Extinguishment of Debt [Line Items]
Extinguishment of Debt, Amount	$ 23,600
Teide Spirit and Toledo Spirit [Member] | Obligations [Member]
Extinguishment of Debt [Line Items]
Extinguishment of Debt, Amount		$ 23,100